Principal accounting policies (Property, plant and equipment) (Detail)	12 Months Ended
Dec. 31, 2019
Dams [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	8 – 50 years
Port facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	20 – 40 years
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	8 – 30 years
Electric utility plant in service [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	5 – 30 years
Transportation facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	8 – 27 years
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	5 – 14 years